VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.6%
Australia : 3.8%
Glencore Plc (GBP) 2,526,300 $ 13,863,212
Rio Tinto Plc (ADR) † 156,000 9,943,440
23,806,652
Brazil : 3.7%
JBS S/A 2,517,300 10,791,153
Vale SA (ADR) 855,300 10,426,107
Yara International ASA (NOK) 71,800 2,276,712
23,493,972
British Virgin Islands : 0.0%
Talon Metals Corp. (CAD) * 2,581,800 257,313
Underline
Canada : 14.5%
Agnico Eagle Mines Ltd.
(USD) 192,606 11,488,948
Alamos Gold, Inc. (USD) 521,800 7,696,550
Barrick Gold Corp. (USD) 492,745 8,199,277
Cenovus Energy, Inc. (USD) 254,100 5,079,459
Franco-Nevada Corp. (USD) 70,700 8,424,612
Ivanhoe Mines Ltd. * † 974,200 11,622,363
Kinross Gold Corp. (USD) 1,625,300 9,963,089
Nouveau Monde Graphite,
Inc. (USD) * † 108,993 249,594
Nutrien Ltd. (USD) 180,571 9,806,811
Pan American Silver Corp.
(USD) 389,500 5,873,660
Suncor Energy, Inc. 174,700 6,447,346
Teck Resources Ltd. (USD) 142,100 6,505,338
91,357,047
China : 2.5%
PetroChina Co. Ltd. (HKD) 18,599,000 15,950,903
Underline
France : 3.2%
Nexans SA 72,130 7,540,563
TotalEnergies SE 187,600 12,904,888
20,445,451
Italy : 2.2%
Eni SpA 372,300 5,895,009
Saipem SpA * † 3,170,300 7,744,334
13,639,343
Liechtenstein : 0.5%
Antofagasta Plc (GBP) 126,900 3,259,554
Underline
Netherlands : 1.9%
OCI NV 440,535 12,074,519
Underline
Norway : 0.5%
Equinor ASA (ADR) 109,600 2,962,488
Underline
Spain : 0.5%
Repsol SA 188,200 3,141,285
Soltec Power Holdings SA * † 88,800 214,838
3,356,123
Turkey : 0.9%
Eldorado Gold Corp. (USD) *
† 380,300 5,350,821
Underline
United Kingdom : 7.9%
BP Plc (ADR) 410,500 15,467,640
Endeavour Mining Plc (CAD) 332,100 6,747,180
Shell Plc (ADR) 305,400 20,474,016
Number
of Shares Value
United Kingdom (continued)
TechnipFMC Plc (USD) 297,800 $ 7,477,758
50,166,594
United States : 53.9%
Antero Resources Corp. * 246,100 7,136,900
Arcadium Lithium Plc * † 1,198,149 5,164,022
Archer-Daniels-Midland Co. 214,900 13,497,869
Array Technologies, Inc. * † 393,100 5,861,121
Baker Hughes Co. 202,100 6,770,350
Bunge Global SA 82,200 8,427,144
CF Industries Holdings, Inc. 144,200 11,998,882
Chart Industries, Inc. * † 75,234 12,392,544
Chesapeake Energy Corp. † 114,100 10,135,503
Chevron Corp. 40,200 6,341,148
ConocoPhillips 104,041 13,242,338
Corteva, Inc. 188,366 10,863,067
Diamondback Energy, Inc. 69,568 13,786,291
EQT Corp. 294,300 10,909,701
Excelerate Energy, Inc. 54,975 880,700
Exxon Mobil Corp. 175,800 20,434,992
Freeport-McMoRan, Inc. 476,300 22,395,626
Graphic Packaging Holding
Co. † 236,800 6,909,824
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 451,077 12,810,587
Hess Corp. 21,500 3,281,760
Ingredion, Inc. 39,200 4,580,520
Kirby Corp. * 131,700 12,553,644
Kosmos Energy Ltd. * † 904,800 5,392,608
Marathon Oil Corp. 151,200 4,285,008
MasTec, Inc. * 32,900 3,067,925
Mosaic Co. 190,700 6,190,122
MP Materials Corp. * † 527,700 7,546,110
Newmont Corp. 247,855 8,883,123
Nucor Corp. 30,900 6,115,110
Ormat Technologies, Inc. † 119,640 7,918,972
PBF Energy, Inc. 59,600 3,431,172
Permian Resources Corp. 547,774 9,673,689
Pilgrim's Pride Corp. * 385,900 13,244,088
Pioneer Natural Resources
Co. 29,588 7,766,850
Schlumberger NV 118,600 6,500,466
Steel Dynamics, Inc. 22,500 3,335,175
Tyson Foods, Inc. 77,300 4,539,829
Valero Energy Corp. 131,400 22,428,666
340,693,446
Zambia : 0.6%
First Quantum Minerals Ltd.
(CAD) 356,500 3,832,003
Underline
Total Common Stocks
(Cost: $460,592,105) 610,646,229

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MONEY MARKET FUND : 3.5%
(Cost: $22,246,370)
Invesco Treasury Portfolio -
Institutional Class 22,246,370 $ 22,246,370
Underline
Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $482,838,475) 632,892,599
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.8%
Money Market Fund: 1.8%
(Cost: $11,148,061)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 11,148,061 $ 11,148,061
Total Investments: 101.9%
(Cost: $493,986,536) 644,040,660
Liabilities in excess of other assets: (1.9)% (11,793,492)
NET ASSETS: 100.0% $ 632,247,168
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $85,960,767.
* Non-income producing